RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Amounts due from a related party are as follows:

	Relationship	March 31, 2023	December 31, 2022	Note

Mr. Zongyi Lian	President and CEO of the Company	$1,080	$-	Receivable from employee
Total		$1,080	$-

Amounts due to a related party are as follows:

	Relationship	March 31, 2023	December 31, 2022	Note
Mr. Zongyi Lian	President and CEO of the Company	-	1,665	Payable to employee
Total		$-	$1,665

NOTE 6 – RELATED PARTY TRANSACTIONS

The related party transactions are summarized as follows:

	Years Ended December 31,
	2022	2021
	US$	US$
Revenues resulting from related parties:
Sales to Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	-	10,483
Sales to Meishan Wetouch Electronics Technology Co., Ltd. (“Meishan Wetouch”)	-	87,367
Total revenue	$-	$97,850

The Company sells capacitive touchscreens to Chengdu Wetouch and Meishan Wetouch from time to time. There are no written agreements between the Company and Meishan Wetouch. Mr. Guangde Cai, Chairman and director of the Company and our indirect majority shareholder, owns 94% and 95% of Chengdu Wetouch and Meishan Wetouch, respectively.

Amounts due to related parties are as follows:

	Relationship	December 31, 2022	December 31, 2021	Note
Mr. Zongyi Lian	President and CEO of the Company	$1,665	$1,802	Payable to employee
Mr. Guangde Cai	Former Chairman of the Company	-	32,867	Payable to employee
Total		$1,665	$34,669